Risk management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value Asset Position (Liability)
Open derivatives transactions	$ 20	$ (120)
Closed derivatives transactions awaiting financial settlement	10	27
Recognized in Statements of Financial Position	30	(93)
Other assets (note 21)	92	54
Other liabilities (note 21)	$ (62)	$ (147)